Related parties - Narrative (Details)											12 Months Ended
	Oct. 09, 2020 $ / shares shares	Sep. 28, 2020 $ / shares shares	Jun. 04, 2020 shares	May 19, 2020 $ / shares shares	Apr. 16, 2020 shares	Apr. 15, 2020 shares	Jul. 05, 2019 shares	Jun. 14, 2019 shares	Jun. 07, 2019 shares	Feb. 06, 2019 shares	Dec. 31, 2021 USD ($) shares subsidiary $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions | $											$ 3,000	$ 4,000	$ 4,000
Services received, related party transactions | $											$ 0		$ 11,000
Shares surrendered to redeem share purchase plan promissory notes (in shares)						597,774
Issuance of shares through capitalization of reserves (in shares)					4,777,996
Issue of share capital / capital contributions (in shares)							962,500	25,000	2,700,000	75,000
Number of awards, Granted (in shares)											2,572,008	3,347,766	1,020,434
Strike price (in USD per share) | $ / shares													$ 18.75
Outstanding share capital											2.00%
Amounts payable, related party transactions | $											$ 0	$ 0
Amounts receivable, related party transactions | $											789,000	0
Clinical Trial And Service Costs | $											2,268,000
Clinical Supplies Provided | $											$ 123,000	$ 0	$ 0
Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				14,082,475
Offering price per share (in USD per share) | $ / shares				$ 19.00
Over-Allotment Option
Disclosure of transactions between related parties [line items]
Offering price per share (in USD per share) | $ / shares	$ 34.00	$ 34.00
Increase through shares issued under over-allotment option (in shares)	900,000
Class E Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)												3,687,500
Related parties
Disclosure of transactions between related parties [line items]
Shares surrendered to redeem share purchase plan promissory notes (in shares)						556,799
Issuance of shares through capitalization of reserves (in shares)					1,222,966
Issue of share capital / capital contributions (in shares)												809,107
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary											3
HPWH TH AG | Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				950,000
Auven Therapeutics GP Ltd | Over-Allotment Option
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		900,000
Chairman of the Board of Directors
Disclosure of transactions between related parties [line items]
Number of awards, Granted (in shares)			341,403								1,125,545
Strike price (in USD per share) | $ / shares											$ 18.75
Outstanding share capital											2.00%
Chairman of the Board of Directors | Share Options
Disclosure of transactions between related parties [line items]
Vesting period											3 years